Information Regarding Members of the Board of Directors and Group Management - Summary of Remuneration Costs for the President and CEO and Other Members of Executive Team (ET) (Detail) - SEK (kr)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Classes Of Employee Benefits Expense [line items]
Salary	kr 166,406,417	kr 154,729,302	kr 152,100,147
Termination beneﬁts	57,092,817		25,503,967
Annual variable remuneration provision earned for the year	177,605,460	48,399,226	90,908,181
Long-term variable compensation provision	53,409,265	62,256,169	84,813,164
Pension costs	33,116,563	34,759,447	52,104,709
Other beneﬁts	27,768,474	20,404,020	20,302,786
Social charges and taxes	85,776,085	64,768,431	82,824,511
Total	601,175,081	385,316,595	508,557,465
The President and CEO [member]
Classes Of Employee Benefits Expense [line items]
Salary	20,526,329	19,520,568	19,154,852
Annual variable remuneration provision earned for the year	15,036,644
Long-term variable compensation provision	19,780,629	31,708,587	41,125,015
Pension costs	10,151,804	10,151,804	9,856,121
Other beneﬁts	584,168	828,287	135,743
Social charges and taxes	20,762,202	19,546,145	22,079,378
Total	86,841,776	81,755,391	92,351,109
Other Members of Executive Team [member]
Classes Of Employee Benefits Expense [line items]
Salary	145,880,088	135,208,734	132,945,295
Termination beneﬁts	57,092,817		25,503,967
Annual variable remuneration provision earned for the year	162,568,816	48,399,226	90,908,181
Long-term variable compensation provision	33,628,636	30,547,582	43,688,149
Pension costs	22,964,759	24,607,643	42,248,588
Other beneﬁts	27,184,306	19,575,733	20,167,043
Social charges and taxes	65,013,883	45,222,286	60,745,133
Total	kr 514,333,305	kr 303,561,204	kr 416,206,356